EARNINGS PER SHARE - Summary of Computation of Company's Basic and Diluted Net Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income	$ 937	$ 5,701	$ 5,934	$ 1,333	$ 6,638	$ 7,267	$ 21,080	$ 2,101
Less: Redeemable convertible preferred stock dividends							(1,189)	(1,119)
Net income available to common shareholders	937		5,639		6,324	6,678	19,891	982
Add: Redeemable convertible preferred stock dividends							1,189	1,119
Net income (loss) attributable to common shareholders - diluted	$ 937		5,934		6,638	7,267	21,080	2,101
Less: Redeemable convertible preferred stock dividends			(295)		(314)	(589)	$ (1,189)	$ (1,119)
Add: Redeemable convertible preferred stock dividends			$ 295		$ 314	$ 589
Denominator
Weighted-average common shares used in computing earnings per share - basic	13,910,670		11,951,123		12,936,310	11,951,123	52,363,872	52,363,872
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options							4,410,987	4,552,060
Effect of potentially dilutive redeemable convertible preferred stock							20,370,377	0
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive redeemable convertible preferred stock	5,981,219		6,719,641		6,350,430	6,719,641
Weighted-average common shares outstanding - diluted	20,746,976		19,677,493		20,217,648	19,677,493	77,145,236	56,915,932
Earnings (net loss) per share - basic	$ 0.07		$ 0.47		$ 0.49	$ 0.56	$ 0.38	$ 0.02
Earnings (net loss) per share - diluted	$ 0.05		$ 0.3		$ 0.33	$ 0.37	$ 0.27	$ 0.04
Time-based Stock Options
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	744,573		1,006,729		875,651	1,006,729
Performance-based Stock Options
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	110,514				55,257	0